Interests in Associates (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Interests in Associates

	December 31,
	2016	2017
	RMB	RMB
Unlisted equity investments, at cost	36,347	36,648
Share of post-acquisition changes in net assets	(1,775)	(922)

	34,572	35,726

Details of Principal Associates Accounted for under Equity Method

The Group’s interests in associates are accounted for under the equity method. Details of the Group’s principal associates are as follows:

Name of company	Attributable equity interest	Principal activities
China Tower Corporation Limited	27.9%	Construction, maintenance and operation of telecommunications towers as well as ancillary facilities
Shanghai Information Investment Incorporation	24.0%	Provision of information technology consultancy services

The above associates are established and operated in the PRC and are not traded on any stock exchange.

China Tower Corporation Limited [member]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements

Summarized financial information of the Group’s principal associates and reconciled to the carrying amounts of interests in associates in the Group’s consolidated financial statements are disclosed below:

	China Tower Corporation Limited
	2016	2017
	RMB	RMB
Current assets	39,565	30,517
Non-current assets	272,103	292,126
Current liabilities	171,568	150,438
Non-current liabilities	14,548	44,710

Operating revenues	54,474	68,665
(Loss) / profit for the year	(575)	1,943
Other comprehensive income for the year	—	—
Total comprehensive income for the year	(575)	1,943

Dividend received from the associate	—	—

Reconciled to the Group’s interests in the associate
Net assets of the associate	125,552	127,495
Non-controlling interests of the associate	—	—
Group’s effective interest in the associate	27.9%	27.9%
Group’s share of net assets of the associate	35,029	35,571
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(1,782)	(1,580)

Carrying amount of the associate in the consolidated financial statements of the Group	33,247	33,991

Shanghai Information Investment Incorporation [member]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements

	Shanghai Information Investment Incorporation
	2016	2017
	RMB	RMB
Current assets	6,688	7,146
Non-current assets	8,421	8,049
Current liabilities	5,754	5,835
Non-current liabilities	3,104	2,673

Operating revenues	4,222	4,313
Profit for the year	413	563
Other comprehensive income for the year	24	22
Total comprehensive income for the year	437	585

Dividend received from the associate	9	9

Reconciled to the Group’s interests in the associate
Net assets of the associate	6,251	6,687
Non-controlling interests of the associate	(1,940)	(2,004)
Group’s effective interest in the associate	24.0%	24.0%
Group’s share of net assets of the associate	1,035	1,124

Carrying amount of the associate in the consolidated financial statements of the Group	1,035	1,124

Aggregated individually immaterial associates [member]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements

Aggregate financial information of the Group’s associates that are not individually material is disclosed below:

	2016	2017
	RMB	RMB
The Group’s share of profit of these associates	21	36
The Group’s share of other comprehensive income of these associates	—	2
The Group’s share of total comprehensive income of these associates	21	38
Aggregate carrying amount of these associates in the consolidated financial statements of the Group	290	611